Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Accounts receivable	106,471	63,845	49,650
Less: Allowance for credit losses	(60,994)	(63,845)	(49,650)
Accounts receivable, net	45,477	—	—

Schedule of Allowance for Credit Losses

Movements of allowance for credit losses are as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Allowance for expected credit losses, beginning	30,916	60,994	47,433
Additions	30,078	2,851	2,217
Allowance for expected credit losses, ending	60,994	63,845	49,650